PROPERTY, PLANT AND EQUIPMENT (Schedule of Right-of-use assets) (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Right-of-use assets cost at transition before impairment	$ 21,185,000
Impairment adjustment on transition	(11,099,000)
Right-of-use assets value at transition after impairment	$ 10,086,000